INTANGIBLES AND OTHER ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLES AND OTHER ASSETS
INTANGIBLES AND OTHER ASSETS

The following table summarizes intangibles and other assets:

	March 31,	December 31,
(Dollars in millions)	2015	2014
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $9 million on March 31, 2015, and on December 31, 2014	$34	$4
Unamortizable intangible assets:
Trademarks	10	10
Other assets:
Financing costs, net of accumulated amortization of $20 million on March 31, 2015, and $19 million on December 31, 2014	22	23
Deferred major repair	17	21
Replacement parts, net	6	3
Loan to affiliate	23	23
Restricted cash	3	3
Other	23	7
Total other assets	94	80
Intangibles and other assets	$138	$94

Amortization expense of intangibles was not material for each of the three-month periods ended March 31, 2015, and 2014, respectively.

The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in millions)
2015	$2
2016	2
2017	2
2018	2
2019	2

INTANGIBLES AND OTHER ASSETS

Intangibles and other assets consist of the following:

	December 31,
(Dollars in thousands)	2014	2013
Amortizable intangible assets:
Customer relationships, net of accumulated amortization of $8.8 million on December 31, 2014, and $8.2 million on December 31, 2013	$4,520	$5,120
Patents, net of accumulated amortization of $0.9 million on December 31, 2014, and on December 31, 2013	181	296
Total amortizable intangible assets	4,701	5,416
Unamortizable intangible assets:
Trademarks	9,880	16,180
Other assets:
Financing costs, net of accumulated amortization of $18.8 million on December 31, 2014, and $13.6 million on December 31, 2013	23,118	28,761
Deferred major repair	21,118	16,218
Replacement parts, net	2,838	3,465
Loan to affiliate	23,305	23,305
Restricted cash	2,603	4,946
Other	6,934	6,469
Total other assets	79,916	83,164
Intangibles and other assets	$94,497	$104,760

Amortization expense of intangibles was $0.7 million, $0.8 million, and $0.9 million, respectively, for the years ended December 31, 2014, 2013, and 2012.

The estimated future amortization expense for intangible assets over the next five years is as follows:

(Dollars in thousands)
2015	$615
2016	567
2017	400
2018	300
2019	300

When events or circumstances so indicate, we assess the potential impairment of intangibles and other long-lived assets by comparing the expected undiscounted future cash flows to the carrying value of those assets. In the third quarter of 2014, we determined that sufficient indicators of a potential impairment of our trademarks existed and we performed an interim analysis of our trademarks for impairment. As a result of our analysis, we determined that the carrying value of our trademarks exceeded their fair value, which was determined using a level 3 fair value measurement. This fair value determination was made using the income approach, which required us to estimate unobservable factors such as a royalty rate and discount rate and identify relevant projected revenue. We recognized an impairment charge of $6.3 million based on a projected reduction of revenues driven primarily by a decline in U.S. demand. The trademark impairment charge is included in Cost of products sold in our consolidated statement of operations.

In performing our annual impairment test, for our trademarks during the fourth quarter of 2013, we determined that the carrying value of our trademarks exceeded their fair value, and recognized an impairment charge of $1.6 million based on a projected reduction of revenues driven primarily by a decline in U.S. demand. The trademark impairment charge is included in Cost of products sold on our accompanying consolidated statement of operations for the year ended December 31, 2013.

During the year ended December 31, 2012, we completed a comprehensive assessment of the damage resulting from the fire and explosion at our former paper mill in Sartell, Minnesota, and announced the decision to permanently close the mill.  In the third quarter of 2012, as a result of the closure, we performed an interim impairment analysis of our trademarks, which resulted in an impairment charge of $3.4 million, based on a projected reduction of revenues primarily as a result of a reduction in production capacity.  Then, in performing our annual impairment test, we determined that the carrying value of our trademarks exceeded their fair value, and recognized an additional $0.3 million of impairment charge.  The trademarks impairment charge is included in Restructuring charges in our accompanying consolidated statement of operations for the year ended December 31, 2012 (see also Note 16).